Securities Classified as Available-for-Sale with Unrealized Losses (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Schedule of Trading Securities and Other Trading Assets [Line Items]
Fair value, Losses less than 12 Months	$ 10,599,223	$ 40,902,208
Fair Value, Losses 12 Months or More	4,129,842	4,558,533
Fair Value, Total	14,729,065	45,460,741
Gross Unrealized Losses, Losses less than 12 Months	48,499	536,316
Gross Unrealized Losses, Losses 12 Months or More	2,049,835	2,575,359
Gross Unrealized Losses, Total	2,098,334	3,111,675
U S Government Sponsored Enterprises Debt Securities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Fair value, Losses less than 12 Months	5,063,924	9,142,470
Fair Value, Losses 12 Months or More	0	0
Fair Value, Total	5,063,924	9,142,470
Gross Unrealized Losses, Losses less than 12 Months	20,735	17,712
Gross Unrealized Losses, Losses 12 Months or More	0	0
Gross Unrealized Losses, Total	20,735	17,712
U S States And Political Subdivisions [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Fair value, Losses less than 12 Months	4,556,699	6,451,142
Fair Value, Losses 12 Months or More	254,605	598,851
Fair Value, Total	4,811,304	7,049,993
Gross Unrealized Losses, Losses less than 12 Months	26,000	183,678
Gross Unrealized Losses, Losses 12 Months or More	121	53,273
Gross Unrealized Losses, Total	26,121	236,951
Mortgage Backed Securities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Fair value, Losses less than 12 Months	0	16,208,868
Fair Value, Losses 12 Months or More	236,886	236,425
Fair Value, Total	236,886	16,445,293
Gross Unrealized Losses, Losses less than 12 Months	0	94,240
Gross Unrealized Losses, Losses 12 Months or More	14,364	69,356
Gross Unrealized Losses, Total	14,364	163,596
Corporate obligations
Schedule of Trading Securities and Other Trading Assets [Line Items]
Fair value, Losses less than 12 Months	978,600	9,099,728
Fair Value, Losses 12 Months or More	2,668,168	2,749,114
Fair Value, Total	3,646,768	11,848,842
Gross Unrealized Losses, Losses less than 12 Months	1,764	240,686
Gross Unrealized Losses, Losses 12 Months or More	1,750,050	2,171,390
Gross Unrealized Losses, Total	1,751,814	2,412,076
Other
Schedule of Trading Securities and Other Trading Assets [Line Items]
Fair value, Losses less than 12 Months	0	0
Fair Value, Losses 12 Months or More	970,183	974,143
Fair Value, Total	970,183	974,143
Gross Unrealized Losses, Losses less than 12 Months	0	0
Gross Unrealized Losses, Losses 12 Months or More	285,300	281,340
Gross Unrealized Losses, Total	$ 285,300	$ 281,340